RECEIVABLE FOR BITCOIN COLLATERAL,NET (Tables)	12 Months Ended
Dec. 31, 2024
RECEIVABLE FOR BITCOIN COLLATERAL,NET
Schedule of receivables for crypto asset collateral

As of December 31,
2024
Receivables for bitcoin collateral	84,838,573
Less: allowance for receivables for bitcoin collateral	(302,006)
Total receivable for bitcoin collateral, net	84,536,567

Schedule of movement in allowance for receivables for bitcoin collateral

As of December 31,
2024
Balance as of January 1	—
Addition	302,006
Balance as of December 31	302,006